Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share capital reserve	Other reserves	Accumulated losses
Beginning balance at Dec. 31, 2022	$ 54,790	$ 265,551	$ (18,231)	$ 1,140	$ (193,670)
Changes in equity [Abstract]
(Loss) profit for the year	4,208				4,208
Other comprehensive (loss) / income	(2,475)			(2,475)
Total comprehensive (loss)/income for the year	1,733			(2,475)	4,208
Issue of shares on acquisitions	21,770	21,770
Issue of shares on exercise of options	4,346	27,857	(23,511)
Issue of convertible bonds			0
Transaction costs arising on convertible bonds issue			0
Share-based payments to employees	5,848			5,848
Share-based payments associated with acquisitions	14,158			14,158
Transfer on exercise of options	0			(2,343)	2,343
Total increase (decrease) in equity	46,122	49,627	(23,511)	17,663	2,343
Ending balance at Dec. 31, 2023	102,645	315,178	(41,742)	16,328	(187,119)
Changes in equity [Abstract]
(Loss) profit for the year	33,685				33,685
Other comprehensive (loss) / income	2,281			2,281
Total comprehensive (loss)/income for the year	35,966			2,281	33,685
Issue of shares on acquisitions	93,477	93,477
Issue of shares on exercise of options	660	5,357	(4,697)
Issue of convertible bonds	63,849		63,849
Transaction costs arising on convertible bonds issue	(1,465)		(1,465)
Share-based payments to employees	12,928			12,928
Share-based payments associated with acquisitions	44,877			44,877
Transfer on exercise of options	0			(520)	520
Total increase (decrease) in equity	214,326	98,834	57,687	57,285	520
Ending balance at Dec. 31, 2024	352,937	414,012	15,945	75,894	(152,914)
Changes in equity [Abstract]
(Loss) profit for the year	(7,125)				(7,125)
Other comprehensive (loss) / income	(6,999)			(6,999)
Total comprehensive (loss)/income for the year	(14,124)			(6,999)	(7,125)
Issue of shares on acquisitions	31,761	31,761
Issue of shares on exercise of options	2,165	29,722	(27,557)
Issue of convertible bonds			0
Transaction costs arising on convertible bonds issue			0
Share-based payments to employees	19,350			19,350
Share-based payments associated with acquisitions	23,287			23,287
Transfer on satisfaction of acquisition performance rights	0	4,467		(4,467)
Transfer on exercise of options	0			(5,501)	5,501
Total increase (decrease) in equity	76,563	65,950	(27,557)	32,669	5,501
Ending balance at Dec. 31, 2025	$ 415,376	$ 479,962	$ (11,612)	$ 101,564	$ (154,538)